Long-term debt, current and non-current, textual (Details)				3 Months Ended		4 Months Ended		7 Months Ended		9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended
	Jan. 04, 2017 USD ($)	Mar. 19, 2015 USD ($)	May 22, 2014 USD ($)	Mar. 30, 2016 USD ($)	Mar. 30, 2015 USD ($)	May 10, 2016 USD ($)	Apr. 30, 2015 USD ($)	Jul. 16, 2018 USD ($)	Jul. 24, 2015 USD ($)	Oct. 06, 2015 USD ($)	Oct. 31, 2017 USD ($)	Nov. 19, 2015 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2012 USD ($)	Feb. 22, 2019 USD ($)	Jan. 04, 2019 USD ($)
Debt Instrument [Line Items]
Repayments of Long-term Debt													$ 169,943,000	$ 55,164,000	$ 42,489,000
Trading Symbol													DSX
Debt Instrument Carrying Amount													$ 534,850,000	$ 604,793,000
Unsecured Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date													May 20, 2015
Debt Instrument, Face Amount													$ 63,250,000
Debt Instrument, Frequency of Periodic Payments													quarterly
Debt Instrument, Interest Rate, Stated Percentage													8.50%
Debt Instrument, Face Amount Per Note													$ 25
Debt Instrument, Redemption Price, Percentage													100.00%
Trading Symbol													DSXN
Debt Instrument Redemption Period, End Date													Oct. 29, 2018
Unsecured Senior Notes [Member] | Officers And Directors [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Unsecured Debt																$ 12,750,000
Senior Unsecured Bond [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date													Sep. 27, 2018
Debt Instrument, Face Amount													$ 100,000,000
Debt Instrument, Frequency of Periodic Payments													semi-annually
Debt Instrument, Maturity Date													Sep. 27, 2023
Debt Instrument, Interest Rate, Stated Percentage													9.50%
Trading Symbol													DIASH01
Debt Instrument, Call Feature													The bond is callable in three years
Senior Unsecured Bond [Member] | Additional Issuance of Bond on one or more occasions [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount													$ 25,000,000
Senior Unsecured Bond [Member] | Officers And Directors [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Unsecured Debt													$ 16,200,000
Secured Debt [Member]
Debt Instrument [Line Items]
Number Of Vessels Collateral For Debt													33
Debt Instrument, Frequency of Periodic Payments													quarterly or semi-annual installments plus one balloon installment
Debt Instrument, Maturity Date Range, Start													Jan. 31, 2019
Debt Instrument, Maturity Date Range End													Jan. 31, 2032
Debt Instrument, Description of Variable Rate Basis													LIBOR plus margin ranging from 1% to 3%
Long-term Debt, Weighted Average Interest Rate													4.31%	3.38%
Debt Instrument Collateral Amount													$ 813,387,000
Compensating Balance, Amount													$ 24,000,000	$ 25,000,000
Minimum [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Loan Margin Percentage													1.00%
Maximum [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Loan Margin Percentage													3.00%
Bremer Landesbank [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date													Oct. 22, 2009
Number Of Subsidiaries, Entered Into Loan Agreement													1
Debt Instrument, Face Amount													$ 40,000,000
Debt Instrument, Number of installments													40
Debt Instrument, Frequency of Periodic Payments													quarterly
Debt Instrument, Periodic Payment, Principal													$ 900,000
Debt Instrument, Baloon Payment													$ 4,000,000
Debt Instrument, Maturity Date													Nov. 12, 2019
Debt Instrument, Description of Variable Rate Basis													LIBOR plus a margin
Loan Margin Percentage													2.15%
Export-Import Bank of China and DnB NOR Bank ASA [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date													Oct. 02, 2010
Number Of Subsidiaries, Entered Into Loan Agreement													2
Debt Instrument, Face Amount													$ 82,600,000
Proceeds From Issuance Of Secured Debt																		$ 72,100,000
Debt Instrument, Description of Variable Rate Basis													LIBOR plus a margin
Loan Margin Percentage													2.50%
Export-Import Bank of China and DnB NOR Bank ASA [Member] | Lae Shipping Company Inc [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Number of installments													40
Debt Instrument, Frequency of Periodic Payments													quarterly
Debt Instrument, Periodic Payment, Principal													$ 628,000
Debt Instrument, Baloon Payment													$ 12,332,000
Debt Instrument, Maturity Date													Feb. 15, 2022
Export-Import Bank of China and DnB NOR Bank ASA [Member] | Namu Shipping Company Inc [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Number of installments													40
Debt Instrument, Frequency of Periodic Payments													quarterly
Debt Instrument, Periodic Payment, Principal													$ 581,000
Debt Instrument, Baloon Payment													$ 11,410,000
Debt Instrument, Maturity Date													May 18, 2022
Emporiki Bank of Greece S.A. [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date													Sep. 13, 2011
Number Of Subsidiaries, Entered Into Loan Agreement													1
Debt Instrument, Face Amount													$ 15,000,000
Debt Instrument, Number of installments													20
Debt Instrument, Frequency of Periodic Payments													semi-annual
Debt Instrument, Periodic Payment, Principal													$ 500,000
Debt Instrument, Baloon Payment													$ 5,000,000
Debt Instrument, Maturity Date													Sep. 15, 2021
Debt Instrument, Description of Variable Rate Basis													LIBOR plus a margin of 2.5% per annum, or 1% for such loan amount that is equivalently secured by cash pledge in favor of the bank
Loan Margin Percentage													2.50%
Emporiki Bank of Greece S.A. [Member] | Secured Debt [Member] | Loan Amount Secured By Cash Pledge in Favor of the Bank [Member]
Debt Instrument [Line Items]
Loan Margin Percentage													1.00%
CEXIM Bank and DnB [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date													May 24, 2013
Number Of Subsidiaries, Entered Into Loan Agreement													2
Debt Instrument, Description of Variable Rate Basis													LIBOR plus a margin
Loan Margin Percentage													3.00%
CEXIM Bank and DnB [Member] | Erikub Shipping Company Inc [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount													$ 15,000,000
Debt Instrument, Number of installments													19
Debt Instrument, Frequency of Periodic Payments													quarterly
Debt Instrument, Periodic Payment, Principal													$ 250,000
Debt Instrument, Baloon Payment													$ 10,250,000
Debt Instrument, Maturity Date													Feb. 22, 2019
Proceeds From Issuance Of Debt			$ 15,000,000
CEXIM Bank and DnB [Member] | Erikub Shipping Company Inc [Member] | Secured Debt [Member] | Subsequent Events [Member]
Debt Instrument [Line Items]
Debt Instrument Carrying Amount																			$ 0
CEXIM Bank and DnB [Member] | Wotho Shipping Company Inc [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount													$ 15,000,000
Debt Instrument, Number of installments													19
Debt Instrument, Frequency of Periodic Payments													quarterly
Debt Instrument, Periodic Payment, Principal													$ 250,000
Debt Instrument, Baloon Payment													$ 10,250,000
Debt Instrument, Maturity Date													Feb. 22, 2019
Proceeds From Issuance Of Debt			$ 15,000,000
CEXIM Bank and DnB [Member] | Wotho Shipping Company Inc [Member] | Secured Debt [Member] | Subsequent Events [Member]
Debt Instrument [Line Items]
Debt Instrument Carrying Amount																			$ 0
Commonwealth Bank Of Australia [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date													Jan. 09, 2014
Number Of Subsidiaries, Entered Into Loan Agreement													2
Debt Instrument, Face Amount													$ 18,000,000
Debt Instrument, Description of Variable Rate Basis													LIBOR plus a margin
Loan Margin Percentage													2.25%
Commonwealth Bank Of Australia [Member] | Taka Shipping Company Inc [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount													$ 8,500,000
Repayments of Long-term Debt											$ 8,500,000
Commonwealth Bank Of Australia [Member] | Fayo Shipping Company Inc [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount													$ 9,500,000
Debt Instrument, Number of installments													32
Debt Instrument, Frequency of Periodic Payments													quarterly
Debt Instrument, Periodic Payment, Principal													$ 156,000
Debt Instrument, Baloon Payment													$ 4,500,000
Debt Instrument, Maturity Date													Jan. 13, 2022
BNP Paribas [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date													Dec. 18, 2014
Number Of Subsidiaries, Entered Into Loan Agreement													2
Debt Instrument, Face Amount													$ 55,000,000
Proceeds From Issuance Of Secured Debt																	$ 53,500,000
Debt Instrument, Number of installments													14
Debt Instrument, Frequency of Periodic Payments													semi-annual
Debt Instrument, Periodic Payment, Principal													$ 1,574,000
Debt Instrument, Baloon Payment													$ 31,466,000
Debt Instrument, Maturity Date													Nov. 30, 2021
Debt Instrument, Description of Variable Rate Basis													LIBOR plus a margin
Loan Margin Percentage													2.00%
Nordea Bank AB [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date													Mar. 17, 2015
Number Of Subsidiaries, Entered Into Loan Agreement													8
Debt Instrument, Face Amount													$ 110,000,000
Proceeds From Issuance Of Secured Debt		$ 93,080,000
Debt Instrument, Number of installments													24
Debt Instrument, Frequency of Periodic Payments													quarterly
Debt Instrument, Periodic Payment, Principal													$ 1,862,000
Debt Instrument, Baloon Payment													$ 48,402,000
Debt Instrument, Maturity Date													Mar. 19, 2021
Debt Instrument, Description of Variable Rate Basis													LIBOR plus a margin
Loan Margin Percentage													2.10%
ABN AMRO Bank NV [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date													Mar. 26, 2015
Number Of Subsidiaries, Entered Into Loan Agreement													3
Debt Instrument, Face Amount													$ 53,000,000
Proceeds From Issuance Of Secured Debt					$ 50,160,000
Debt Instrument, Number of installments													24
Debt Instrument, Frequency of Periodic Payments													quarterly
Debt Instrument, Periodic Payment, Principal													$ 994,000
Debt Instrument, Baloon Payment													$ 26,310,000
Debt Instrument, Maturity Date													Mar. 30, 2021
Debt Instrument, Description of Variable Rate Basis													LIBOR plus a margin
Loan Margin Percentage													2.00%
Danish Ship FInance A/S [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date													Apr. 29, 2015
Number Of Subsidiaries, Entered Into Loan Agreement													1
Debt Instrument, Face Amount													$ 30,000,000
Proceeds From Issuance Of Secured Debt							$ 30,000,000
Debt Instrument, Number of installments													28
Debt Instrument, Frequency of Periodic Payments													quarterly
Debt Instrument, Periodic Payment, Principal													$ 500,000
Debt Instrument, Baloon Payment													$ 16,000,000
Debt Instrument, Maturity Date													Apr. 30, 2022
Debt Instrument, Description of Variable Rate Basis													LIBOR plus a margin
Loan Margin Percentage													2.15%
BNP Paribas [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date													Jul. 22, 2015
Debt Instrument, Face Amount													$ 165,000,000
Proceeds From Issuance Of Secured Debt									$ 165,000,000
Repayments of Long-term Debt								$ 130,000,000
Debt Instrument, Number of installments													20
Debt Instrument, Frequency of Periodic Payments													quarterly
Debt Instrument, Baloon Payment													$ 69,000,000
Debt Instrument, Maturity Date													Jul. 24, 2020
Debt Instrument, Description of Variable Rate Basis													LIBOR plus a margin
BNP Paribas [Member] | Secured Debt [Member] | First Eight Installments [Member]
Debt Instrument [Line Items]
Debt Instrument, Number of installments													8
Debt Instrument, Periodic Payment, Principal													$ 2,500,000
Loan Margin Percentage													2.35%
BNP Paribas [Member] | Secured Debt [Member] | From 9th To 12th Installment [Member]
Debt Instrument [Line Items]
Debt Instrument, Number of installments													4
Debt Instrument, Periodic Payment, Principal													$ 5,000,000
Loan Margin Percentage													2.30%
BNP Paribas [Member] | Secured Debt [Member] | From 13th to 20th Installment [Member]
Debt Instrument [Line Items]
Debt Instrument, Number of installments													8
Debt Instrument, Periodic Payment, Principal													$ 7,000,000
Loan Margin Percentage													2.25%
BNP Paribas [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date													Jul. 13, 2018
Debt Instrument, Face Amount													$ 75,000,000
Debt Instrument, Number of installments													20
Debt Instrument, Frequency of Periodic Payments													quarterly
Debt Instrument, Periodic Payment, Principal													$ 1,562,500
Debt Instrument, Baloon Payment													$ 43,750,000
Debt Instrument, Maturity Date Range End													Jul. 16, 2023
Debt Instrument, Description of Variable Rate Basis													LIBOR plus a margin
Loan Margin Percentage													2.30%
Proceeds From Issuance Of Debt								$ 75,000,000
Debt instrument term													5 years
ING Bank N.V. [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date													Sep. 30, 2015
Number Of Subsidiaries, Entered Into Loan Agreement													2
Debt Instrument, Face Amount													$ 39,683,000
Debt Instrument, Description of Variable Rate Basis													LIBOR plus a margin
Loan Margin Percentage													1.65%
ING Bank N.V. [Member] | Ujae Shipping Company Inc [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount													$ 27,950,000
Proceeds From Issuance Of Secured Debt												$ 27,950,000
Debt Instrument, Number of installments													28
Debt Instrument, Frequency of Periodic Payments													quarterly
Debt Instrument, Periodic Payment, Principal													$ 466,000
Debt Instrument, Baloon Payment													$ 14,907,000
Debt Instrument, Maturity Date													Nov. 19, 2022
ING Bank N.V. [Member] | Rairok Shipping Company Inc [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount													$ 11,733,000
Proceeds From Issuance Of Secured Debt										$ 11,733,000
Debt Instrument, Number of installments													28
Debt Instrument, Frequency of Periodic Payments													quarterly
Debt Instrument, Periodic Payment, Principal													$ 293,000
Debt Instrument, Baloon Payment													$ 3,520,000
Debt Instrument, Maturity Date													Oct. 06, 2022
Export-Import Bank of China [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date													Jan. 07, 2016
Number Of Subsidiaries, Entered Into Loan Agreement													3
Debt Instrument, Face Amount													$ 75,735,000
Proceeds From Issuance Of Secured Debt	$ 57,240,000
Debt Instrument, Number of installments													60
Debt Instrument, Frequency of Periodic Payments													quarterly
Debt Instrument, Periodic Payment, Principal													$ 954,000
Debt Instrument, Maturity Date													Jan. 04, 2032
Debt Instrument, Description of Variable Rate Basis													LIBOR plus a margin
Loan Margin Percentage													2.30%
ABN AMRO Bank N.V. [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date													Mar. 29, 2016
Number Of Subsidiaries, Entered Into Loan Agreement													2
Debt Instrument, Face Amount													$ 25,755,000
Proceeds From Issuance Of Secured Debt				$ 25,755,000
Debt Instrument Date Of First Required Payment													Sep. 30, 2017
Debt Instrument, Number of installments													8
Debt Instrument, Frequency of Periodic Payments													quarterly
Debt Instrument, Periodic Payment, Principal													$ 855,000
Debt Instrument, Baloon Payment													$ 18,915,000
Debt Instrument, Maturity Date													Jun. 30, 2019
Debt Instrument, Description of Variable Rate Basis													LIBOR plus a margin
Loan Margin Percentage													3.00%
DNB Bank ASA And Export-Import Bank Of China [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date													May 10, 2016
Number Of Subsidiaries, Entered Into Loan Agreement													1
Debt Instrument, Face Amount													$ 13,510,000
Proceeds From Issuance Of Secured Debt						$ 13,510,000
Debt Instrument, Baloon Payment													$ 12,242,000
Debt Instrument, Maturity Date													Jan. 04, 2019
Debt Instrument, Description of Variable Rate Basis													LIBOR plus a margin
Loan Margin Percentage													3.00%
Debt Instrument, Prepayment Amount													$ 360,000
DNB Bank ASA And Export-Import Bank Of China [Member] | Secured Debt [Member] | Subsequent Events [Member]
Debt Instrument [Line Items]
Debt Instrument Carrying Amount																				$ 0
DNB Bank ASA And Export-Import Bank Of China [Member] | Secured Debt [Member] | First Seven Installments [Member]
Debt Instrument [Line Items]
Debt Instrument, Number of installments													7
Debt Instrument, Frequency of Periodic Payments													quarterly
Debt Instrument, Periodic Payment, Principal													$ 20,000
DNB Bank ASA And Export-Import Bank Of China [Member] | Secured Debt [Member] | From Eighth To Eleventh Installment [Member]
Debt Instrument [Line Items]
Debt Instrument, Number of installments													4
Debt Instrument, Frequency of Periodic Payments													quarterly
Debt Instrument, Periodic Payment, Principal													$ 283,000